Commitments and Contingencies - Additional Information (Detail) - KRW (₩) ₩ in Millions		1 Months Ended	12 Months Ended		18 Months Ended
	Jul. 27, 2022	Mar. 31, 2025	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2024
Commitments and contingencies [Line Items]
Properties pledged as collateral for leases on buildings			₩ 1,513
Current borrowings			142,998	₩ 12,998
Acquisition and disposition of investments in joint ventures and associates			(362,625)	340,237
Major Acquistion Of Shares [Member]
Commitments and contingencies [Line Items]
Acquistion And Disposal Of Shares In Joint Ventures And Associates		0
HFG Common Shares [Member] | Major Acquistion Of Shares [Member]
Commitments and contingencies [Line Items]
Deposits In Trust Account To Acquire Common Shares	₩ 330,032
Finnq Co Ltd [member]
Commitments and contingencies [Line Items]
Acquistion And Disposal Of Shares In Joint Ventures And Associates	6,370,000
Acquisition and disposition of investments in joint ventures and associates	₩ 5,733		(3,840)
Hana Card Co Ltd [Member]
Commitments and contingencies [Line Items]
Acquistion And Disposal Of Shares In Joint Ventures And Associates	39,902,323
Acquisition and disposition of investments in joint ventures and associates	₩ 330,032		(368,389)
Hana Card Co Ltd [Member] | Major Acquistion Of Shares [Member]
Commitments and contingencies [Line Items]
Deposits In Trust Account To Acquire Common Shares					₩ 68,437
Acquistion Of Property Plant And Equipment And Intangible Assets In The Future [Member]
Commitments and contingencies [Line Items]
Contractual commitment capital expenditure			26,374
SK Square Co., Ltd [Member]
Commitments and contingencies [Line Items]
Acquistion And Disposal Of Shares In Joint Ventures And Associates	767,011
Acquisition and disposition of investments in joint ventures and associates	₩ 31,563
Sales of Handsets [member]
Commitments and contingencies [Line Items]
Accounts receivable - other			357,467	₩ 493,277
Panasia Semiconductor Materials LLC [Member] | Financial assets at fair value through profit or loss, category [member]
Commitments and contingencies [Line Items]
Current borrowings			12,998
Financial assets pledged as collateral for borrowings			₩ 21,981